Consolidated Statements of Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Mar. 31, 2021		Mar. 31, 2020
Net earnings (loss)	$ 11,424,475		$ (5,249,210)
Other comprehensive loss:
Cash flow hedges, net of tax	(11,187,841)	[1]
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent, Total	(11,187,841)
Comprehensive income (loss)	$ 236,634		$ (5,249,210)

[1]	Of the $14,751,900 before tax comprehensive loss, $7,393,600 is associated with open hedges subject to fair value changes and $7,358,300 is realized losses associated with de-designated hedges with the hedged transaction still expected to occur.